SCHEDULE OF SHARE PURCHASE AGREEMENT (Details) - Share Purchase Agreement [Member]	Apr. 28, 2024 USD ($) shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Initial Stated Value of Preferred Stock to be issued by installment	$ 2,750,000
Warrants to be issued | shares	4,800,000
Aggregate Purchase Price by installment	$ 2,500,000
Purchaser [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Initial Stated Value of Preferred Stock to be issued by installment	$ 2,750,000
Warrants to be issued | shares	4,800,000
Aggregate Purchase Price by installment	$ 2,500,000
Initial Closing [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Initial Stated Value of Preferred Stock to be issued by installment	$ 550,000
Warrants to be issued | shares	3,300,000
Closing Date	Initial Closing Date
Aggregate Purchase Price by installment	$ 500,000
Initial Closing [Member] | Purchaser [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Initial Stated Value of Preferred Stock to be issued by installment	$ 550,000
Warrants to be issued | shares	3,300,000
Closing Date	Initial Closing Date
Aggregate Purchase Price by installment	$ 500,000
Second Closing [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Initial Stated Value of Preferred Stock to be issued by installment	$ 275,000
Closing Date	On or before June 30, 2024
Aggregate Purchase Price by installment	$ 250,000
Second Closing [Member] | Purchaser [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Initial Stated Value of Preferred Stock to be issued by installment	$ 275,000
Closing Date	On or before June 30, 2024
Aggregate Purchase Price by installment	$ 250,000
Third Closing [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Initial Stated Value of Preferred Stock to be issued by installment	$ 825,000
Warrants to be issued | shares	1,500,000
Closing Date	On or before June 30, 2024
Aggregate Purchase Price by installment	$ 750,000
Third Closing [Member] | Purchaser [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Initial Stated Value of Preferred Stock to be issued by installment	$ 825,000
Warrants to be issued | shares	1,500,000
Closing Date	On or before June 30, 2024
Aggregate Purchase Price by installment	$ 750,000
Fourth Closing [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Initial Stated Value of Preferred Stock to be issued by installment	$ 1,100,000
Closing Date	Such date as is no later than 180 days (the “Fourth Closing Date”) after the shares of Common Stock issuable in respect of the Series B Preferred Stock sold in each of the Initial Closing, Second Closing, the Third Closing, and the Fourth Closing have been registered under the Securities Act of 1933, as amended (the “Securities Act”), subject to any limitations pursuant to Rule 415
Aggregate Purchase Price by installment	$ 1,000,000.00
Fourth Closing [Member] | Purchaser [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Initial Stated Value of Preferred Stock to be issued by installment	$ 1,100,000
Closing Date	Such date as is no later than 180 days after the shares of Common Stock issuable in respect of the Series B Preferred Stock sold in each of the Initial Closing, Second Closing, the Third Closing, and the Fourth Closing have been registered under the Securities Act, subject to any limitations pursuant to Rule 415
Aggregate Purchase Price by installment	$ 1,000,000.00